Subordinated Borrowings - Summary of Subordinated Borrowings (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings		€ 1,653	€ 2,244
Subordinated borrowings [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of subordinated borrowings		1,490	2,122
Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings		770	1,418
Fair value of subordinated borrowings		€ 763	1,392
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		4.00%
Coupon date		Annually, April 25
Year of issue		2014
Year of maturity		2044
Subordinated borrowings		€ 0	700
EUR 700 million fixed floating subordinated notes [member] | Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	[1]	4.00%
Coupon date		Annually, April 25
Year of issue		2014
Year of maturity		2044
Subordinated borrowings		€ 0	700
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		5.50%
Coupon date		Semi-annually, April 11
Year of issue		2018
Year of maturity		2048
Year of next call		2028
Subordinated borrowings		€ 770	718
USD 800 million fixed floating subordinated notes [member] | Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	[2]	5.50%
Coupon date		Semi-annually, April 11
Year of issue		2018
Year of maturity		2048
Year of next call		2028
Subordinated borrowings		€ 770	718
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		5.10%
Coupon date		Quarterly, March 15
Year of issue		2019
Year of maturity		2049
Year of next call		2025
Subordinated borrowings		€ 883	€ 826

[1]	The coupon was fixed at 4% until the first call date and floating thereafter with a 3 months EURIBOR plus a margin of 335bps.
[2]	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6 month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.